LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
LOSS PER SHARE
Schedule of basic and diluted loss per share

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Numerator
Net loss attributable to Class A and Class B ordinary shares	(75,562)	(179,721)	(28,756)

Denominator
Weighted average number of Class A and Class B ordinary shares outstanding-basic and diluted	90,357,275	90,357,329	90,357,329

Net loss per share
Basic and diluted	(0.84)	(1.99)	(0.32)